Summary of Unvested Options Status and Changes (Detail)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Shinhan Financial Group KRW	Dec. 31, 2009 Shinhan Financial Group KRW	Dec. 31, 2008 Shinhan Financial Group KRW
Number of Options
Number of Options, Beginning Balance		674,238	1,860,758	3,955,998
Granted	935,900			808,700
Vested		(661,804)	(1,110,427)	(2,765,738)
Forfeited		(12,434)	(76,093)	(138,202)
Number of Options, Ending Balance			674,238	1,860,758
Weighted-Average Grant Date Fair Value per Option
Weighted-Average Grant Date Fair Value per Option, Beginning Balance		12,275	14,754	8,884
Granted				12,275
Vested		12,275	16,259	5,797
Forfeited		12,275	14,760	11,469
Weighted-Average Grant Date Fair Value per Option, Beginning Balance			12,275	14,754